COMMON STOCK, PREFERRED STOCK AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SUMMARY OF ALL OUTSTANDING COMMON STOCK WARRANTS

	Number of Warrants	Exercise price per share	Expiration Date
Warrants issued in connection with issuance of Series B Preferred Stock (1)	6,202,861	$0.25	October 15, 2021
Warrants issued in connection with issuance of Series B Preferred Stock to lead investor	475,000	$0.45	January 15, 2022
Warrants issued in connection with the issuance of Series B Preferred Stock to directors	65,714	$0.25	October 15, 2021
Warrants issued to a service provider (2)	750,000	$0.22	October 15, 2021

(1)	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these Series B warrants from September 30, 2021 to October 15, 2021, and approved a reduction in the exercise price from $0.35 per share to $0.25 per share.

(2)	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these warrants issued to a service provider from September 30, 2021 to October 15, 2021.

	Number of Warrants	Exercise price per share	Average remaining term in years
Warrants issued in connection with issuance of Series A Preferred Stock	46,154	$0.22	0.005

SCHEDULE OF ISSUED SHARES OF COMMON STOCK

Stock based compensation for services	1,750,000
Conversions of debentures and notes with unrelated parties	218,686
Conversion of Bridge Notes	13,312,175
Conversion of accrued salary and bonus, directors’ fees and notes with related parties	2,111,482

Total Common Shares issued in 2020	17,392,343